                         WRL FREEDOM EQUITY PROTECTOR
                      SUPPLEMENT DATED AUGUST 24, 2001 TO
                         PROSPECTUS DATED MAY 1, 2001

Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25,
2001, Dean Asset Allocation was sub-advised by Dean Investment Associates.

The following information is added to page 5 of the Prospectus under the heading
--------------------------------------------------------------------------------
"Investment Options":
---------------------

AEGON/TRANSAMERICA SERIES FUND, INC.

     WRL Transamerica Value Balanced (formerly, WRL Dean Asset Allocation)

The following information is added to the Portfolio Annual Expense Table on page
--------------------------------------------------------------------------------
13 of the Prospectus:
---------------------


       Portfolio                   Management         Other          Rule           Total Portfolio
                                      Fees           Expenses       12b-1          Annual Expenses
                                                                     Fees
---------------------------------------------------------------------------------------------------
Transamerica Value Balanced         0.80%*            0.20%          N/A               1.00%
---------------------------------------------------------------------------------------------------

*  Effective August 27, 2001, this fee will be reduced to 0.75%.


The following is added to the table in footnote (8) on page 14 of the
---------------------------------------------------------------------
Prospectus:
-----------

       Portfolio                     Expense          Reimbursement        Expense Ratio Without
                                      Limit              Amount               Reimbursement
------------------------------------------------------------------------------------------------
Transamerica Value Balanced           1.00%                N/A                     N/A
------------------------------------------------------------------------------------------------


The following information replaces the information regarding Dean Asset
-----------------------------------------------------------------------
Allocation on pages 19 of the Prospectus under the heading "The Separate Account
--------------------------------------------------------------------------------
and the Portfolios - The Funds":
--------------------------------

        Portfolio                    Sub-Adviser or Adviser                Investment Objective

                                    Transamerica Investment              Seeks preservation of capital and
Transamerica Value Balanced         Management, LLC                      competitive investment returns.


All other references throughout the prospectus to WRL Dean Asset Allocation are changed to WRL Transamerica Value Balanced.